Stock options (Tables)	9 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Company’s stock option

	Nine Months Ended June 30, 2012
	Number of	Weighted Average Exercise Price
	Options
Options outstanding at September 30, 2011	-	$-
Options granted	3,720,000	4.12
Options expired	-	-
Options cancelled	-	-
Options at June 30, 2012	3,720,000	$4.12
Options exercisable at June 30, 2012	116,666	$4.23

Changes in the Company’s unvested options

	Nine Months Ended June 30, 2012
	Number of	Weighted Average Exercise Price
	Options
Non-vested options at September 30, 2011	-	$-
Options granted	3,720,000	4.12
Options vested	116,666	4.23
Options cancelled	-	-
Non-vested options at June 30, 2012	3,603,334	$4.12

Options Outstanding

	Options Outstanding			Options Exercisable
		Remaining
		Average	Weighted		Weighted
Range of		Contractual	Average		Average
Exercise	Number	Life	Exercise	Number	Exercise
Price	Outstanding	(In Years)	Price	Exercisable	Price
$4.68	75,000	4.63	$4.68	-	$-
4.25	385,000	9.64	4.25	100,000	4.25
4.20	10,000	9.73	4.20	-	-
4.09	3,250,000	9.63	4.09	16,666	4.09
Totals	3,720,000	9.50	$4.12	116,666	$4.23

Non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options
Expected Life:	1 – 3 years
Expected volatility:	71.34%
Risk free interest rate:	35%
Expected dividends:	0%

Individual employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options
Expected Life:	1 – 3 years
Expected volatility:	57.57%
Risk free interest rate:	0.40%
Expected dividends:	0%

Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options
Expected Life:	1 – 3 years
Expected volatility:	57.57%
Risk free interest rate:	0.40%
Expected dividends:	0%

Non-employee one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options
Expected Life:	1 – 3 years
Expected volatility:	57.57%
Risk free interest rate:	0.40%
Expected dividends:	0%

Non-employee two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options
Expected Life:	1 – 3 years
Expected volatility:	63.13%
Risk free interest rate:	0.40%
Expected dividends:	0%